Investments In Affiliated Companies, Partnerships And Other Companies (Tables)	12 Months Ended
Dec. 31, 2012
Investments In Affiliated Companies, Partnerships And Other Companies [Abstract]
Investments In Affiliated Companies

	December 31,
	2012	2011
Companies accounted for under the equity method	$122,237	$105,914
Companies accounted for on a cost basis	4,245	4,245
	$126,482	$110,159

Investments In Companies Accounted For Under The Equity Method

	December 31,
	2012	2011
SCD (1)	$68,692	$63,854
VSI (2)	16,715	8,154
Opgal (3)	13,470	14,626
Netcity (4)	12,129	10,418
Other(5)	11,231	8,862
	$122,237	$105,914

(1)
Semi Conductor Devices ("SCD") is an Israeli partnership, held 50% by the Company and 50% by Rafael Advanced Defense Systems Ltd. ("Rafael"). SCD is engaged in the development and production of various thermal detectors and laser diodes. SCD is jointly controlled and therefore is not consolidated in the Company's financial statements.

(2)
Vision Systems International LLC ("VSI") based in San Jose, is a California limited liability company that is held 50% by ESA and 50% by a subsidiary of Rockwell Collins Inc. VSI operates in the area of helmet mounted display systems for fixed-wing military aircraft. VSI is jointly controlled and therefore is not consolidated in the Company's financial statements. In November 2012, Rockwell Collins and ESA established Rockwell Collins ESA Vision Systems LLC ("RCEVS"), a Delaware limited liability company, held 50% by each party, which will engage in similar activities to VSI.

(3)
Opgal Optronics Industries Ltd. ("Opgal") is an Israeli company owned 50.1% by the Company and 49.9% by a subsidiary of Rafael. Opgal focuses mainly on commercial applications of thermal imaging and electro-optic technologies. The Company jointly controls Opgal with Rafael, and therefore Opgal is not consolidated in the Company's financial statements.

(4)
UTI NETCIYY Investments BV S.A ("Netcity") is a Romanian company held 40% by the Company. During 2011, the Company invested in Netcity approximately $8,100, in addition to $2,700 that were invested in 2010. Netcity is engaged in the construction of fiber-telecommunication networks in Romania.

(5)
During 2012, the Company invested in an Asian company approximately $2,789. The Asian company in which the Company holds 51%, is engaged in the assembly and maintenance of communication equipment. The Asian company is not controlled by the Company since the partner has participation rights in the day-to-day to operations and therefore the Company is not consolidated in the Company's financial statements.

Schedule Of Equity In Net Earnings Of Affiliated Companies

	Year ended December 31,
	2012	2011	2010
SCD	$5,524	$5,807	$11,470
VSI	8,403	8,454	6,265
Other	(2,767)	1,116	1,061
	$11,160	$15,377	$18,796

Balance Sheet Information

	December 31,
	2012	2011
Current assets	$278,751	$272,274
Non-current assets	114,289	67,151
Total assets	$393,040	$339,425

Current liabilities	$118,506	$158,548
Non-current liabilities	44,137	24,809
Shareholders' equity	230,397	156,068
	$393,040	$339,425

Income Statement Information

	Year ended December 31,
	2012	2011	2010
Revenues	$385,792	$402,438	$476,286
Gross profit	$102,730	$117,222	$137,228
Net income	$27,596	$38,131	$36,728